Related-Party Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Related-Party Disclosures [Abstract]
Salaries and short-term employee benefits	$ 3,985	$ 3,715	$ 3,701
Stock-based compensation costs	1,047	775	826
Total	$ 5,032	$ 4,490	$ 4,527